PROPERTY AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Buildings CNY	Dec. 31, 2012 Buildings CNY	Dec. 31, 2013 Furniture, fixtures and equipment CNY	Dec. 31, 2012 Furniture, fixtures and equipment CNY	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2013 Construction in progress CNY	Dec. 31, 2012 Construction in progress CNY
Property, Plant and Equipment
Property and equipment, gross		358,436	347,184		245,443	241,560	78,580	73,991	12,855	12,251	21,558	19,382
Less: accumulated depreciation and amortization		(135,064)	(113,448)
Property and equipment excluding construction in progress, net		223,372	233,736
Property and equipment, net	38,416	232,558	238,563										9,186	4,827
Depreciation and amortization of property and equipment	$ 4,229	25,599	25,377	23,900